Offerings - Offering: 1	Aug. 22, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share (1)(2)(3)
Maximum Aggregate Offering Price	$ 13,455,000
Amount of Registration Fee	$ 2,059.96
Offering Note	Pursuant to Rule 416(a) under the Securities Act, the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.Includes additional Ordinary Shares (up to 15% of the ordinary shares offered to the public) that the Underwriter has the option to purchase to cover over-allotments, if any.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.